Dividends_Details of dividend approved and paid (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Dividends [Abstract]
Dividend paid	₩ 505,587	₩ 437,626
Dividend paid per share	₩ 700	₩ 650